Schedule of financial assets and liabilities (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Amortised cost	$ 4,303	$ 6,303
Cash On Hand [member]
IfrsStatementLineItems [Line Items]
Amortised cost	1	$ 1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total				$ 2,230,503		$ 554,578
Total				4,448,711		3,009,018
Alps Global Holding Berhad [Member] | Other Investment [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value through profit or loss
Alps Global Holding Berhad [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Amortised cost				74,016		20,887
Alps Global Holding Berhad [Member] | Other Receivables and Deposits [member]
IfrsStatementLineItems [Line Items]
Amortised cost				200,920		269,414
Alps Global Holding Berhad [Member] | Amount due from associates [member]
IfrsStatementLineItems [Line Items]
Amortised cost				2,145		2,463
Alps Global Holding Berhad [Member] | Cash and bank balances [member]
IfrsStatementLineItems [Line Items]
Amortised cost				460,467		261,814
Alps Global Holding Berhad [Member] | Trade payables [member]
IfrsStatementLineItems [Line Items]
Amortised cost				175,599		139,240
Alps Global Holding Berhad [Member] | Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Amortised cost				849,451		159,232
Alps Global Holding Berhad [Member] | Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Amortised cost				3,610,711		2,190,149
Alps Global Holding Berhad [Member] | Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Amortised cost				7,260		18,862
Alps Global Holding Berhad [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Amortised cost				500,308		501,535
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total	1,156,957				$ 1,187,532
Total	7,527,081				3,500,208
Alps Life Science Inc [Member] | Other Investment [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value through profit or loss
Alps Life Science Inc [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Amortised cost	341,356				492,319
Alps Life Science Inc [Member] | Other Receivables and Deposits [member]
IfrsStatementLineItems [Line Items]
Amortised cost	290,397				227,681
Alps Life Science Inc [Member] | Amount due from associates [member]
IfrsStatementLineItems [Line Items]
Amortised cost	1				158
Alps Life Science Inc [Member] | Cash and bank balances [member]
IfrsStatementLineItems [Line Items]
Amortised cost	525,204				467,374
Alps Life Science Inc [Member] | Trade payables [member]
IfrsStatementLineItems [Line Items]
Amortised cost	470,553				521,034
Alps Life Science Inc [Member] | Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Amortised cost	1,043,847		$ 6,441		186,719
Alps Life Science Inc [Member] | Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Amortised cost	5,201,137				2,475,735
Alps Life Science Inc [Member] | Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Amortised cost	3,098				12,242
Alps Life Science Inc [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Amortised cost	$ 808,446				$ 304,478
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost				63,275,711		77,239
Total				63,275,711		77,239
Amortised cost				11,195,239		619,243
Total				11,195,239		619,243
Fair value				63,275,711		77,239
Fair value				11,195,239		619,243
Cilo Cybin Holdings Limited [member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Amortised cost				63,275,711		77,239
Total				63,275,711		77,239
Fair value				63,275,711		77,239
Cilo Cybin Holdings Limited [member] | Shareholders Loan [Member]
IfrsStatementLineItems [Line Items]
Amortised cost				516,039		302,000
Total				516,039		302,000
Fair value				516,039		302,000
Cilo Cybin Holdings Limited [member] | Share Subscription [Member]
IfrsStatementLineItems [Line Items]
Amortised cost				7,729,697
Total				7,729,697
Fair value				7,729,697
Cilo Cybin Holdings Limited [member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Amortised cost				2,949,697		317,243
Total				2,949,697		317,243
Fair value				$ 2,949,697		$ 317,243